Maturity Analysis of Financial Liabilities	12 Months Ended
Dec. 31, 2024
Maturity Analysis of the earliest contractual undiscounted cash flows of Financial Liabilities [Abstract]
Disclosure of maturity analysis of the earliest contractual undiscounted cash flows of Financial Liabilities [text block]	31 – Maturity Analysis of the earliest contractual undiscounted cash flows of Financial Liabilities Dec 31, 2024 in € m. On demand Due within3 months Due between3 and 12months Due between1 and 5 years Due after5 years Noninterest bearing deposits 177,915 0 0 0 0 Interest bearing deposits 198,045 159,292 112,543 16,012 10,422 Trading liabilities1 43,498 0 0 0 0 Negative market values from derivative financialinstruments1 276,410 0 0 0 0 Financial liabilities designated at fair valuethrough profit or loss 30,224 35,024 5,943 13,767 8,373 Investment contract liabilities2 0 0 454 0 0 Negative market values from derivative financialinstruments qualifying for hedge accounting3 0 978 614 27 57 Central bank funds purchased 1,227 0 0 0 0 Securities sold under repurchase agreements 407 1,143 182 1,089 25 Securities loaned 2 0 0 0 0 Other short-term borrowings 1,487 5,767 2,862 0 0 Long-term debt 0 7,119 18,030 70,602 36,195 Trust preferred securities 0 0 302 0 0 Lease liabilities 3 157 454 1,933 3,116 Other financial liabilities 72,780 1,076 1,059 1,829 87 Off-balance sheet loan commitments 212,990 0 0 0 0 Financial guarantees 32,368 0 0 0 0 Total4 1,047,356 210,557 142,443 105,258 58,275 1 Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods 2 These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value 3 Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate 4 The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote Dec 31, 2023 in € m. On demand Due within3 months Due between3 and 12months Due between1 and 5 years Due after5 years Noninterest bearing deposits 187,078 0 0 0 0 Interest bearing deposits 162,650 150,427 107,907 13,432 10,627 Trading liabilities1 44,005 0 0 0 0 Negative market values from derivative financialinstruments1 238,278 0 0 0 0 Financial liabilities designated at fair valuethrough profit or loss 26,521 41,868 4,862 7,438 5,064 Investment contract liabilities2 0 0 484 0 0 Negative market values from derivative financialinstruments qualifying for hedge accounting3 0 132 24 18 60 Central bank funds purchased 1,057 1 0 0 0 Securities sold under repurchase agreements 373 659 317 790 48 Securities loaned 3 0 0 0 0 Other short-term borrowings 1,566 5,338 2,910 0 0 Long-term debt 26 17,475 18,342 69,773 30,692 Trust preferred securities 0 0 307 0 0 Lease liabilities 16 230 589 1,816 3,331 Other financial liabilities 90,041 1,342 1,954 509 62 Off-balance sheet loan commitments 197,337 0 0 0 0 Financial guarantees 29,113 0 0 0 0 Total4 978,064 217,470 137,696 93,775 49,883 1 Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods 2 These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value 3 Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate 4 The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote